Debt - Schedule of Embedded Derivatives (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2025	Sep. 30, 2026	Sep. 30, 2025
Financial assets at fair value through profit or loss [abstract]
Beginning balance			$ 20,768,000
Fair value reassessment	$ (4,365,000)	$ (1,871,000)	(11,250,000)
Ending balance	5,153,000	3,282,000	$ 9,518,000
Total convertible debentures with embedded derivatives	$ 39,674,935	$ 39,550,625